N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Talcott Resolution Life Insurance Co Separate Account 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Sep. 24, 2026
Amendment Flag	false
C000054147 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Small Blend	Invesco V.I. Small Cap Equity Fund - Series I	0.96%	8.05%	7.32%	9.55%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Insurance Technology	Invesco V.I. Technology Fund - Series I	0.96%	20.47%	10.30%	15.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Small Blend	Invesco V.I. Small Cap Equity Fund - Series I	0.96%	8.05%	7.32%	9.55%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Insurance Technology	Invesco V.I. Technology Fund - Series I	0.96%	20.47%	10.30%	15.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A

C000054147 [Member] | C000000422 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Small Blend
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund - Series I
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	9.55%
C000054147 [Member] | C000000438 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Technology
Portfolio Company Name [Text Block]	Invesco V.I. Technology Fund - Series I
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	20.47%
Average Annual Total Returns, 5 Years [Percent]	10.30%
Average Annual Total Returns, 10 Years [Percent]	15.78%